Accrued Expenses and Other (Q1) (Details) - USD ($) $ in Thousands	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Accrued Expense and Other:
Accrued expenses	$ 11,907	$ 11,749	$ 5,595
Accrued compensation	7,337	9,513	5,715
Accrued professional services and other	4,070	3,569	3,068
Accrued business combination expense	846	1,510
Total accrued expenses and other	$ 24,160	$ 26,341	$ 14,378